Prepayments and Other Current Assets (Details) (CNY)	Dec. 31, 2011	Dec. 31, 2010
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Prepayments and deposits to vendors	529,791,210	307,475,952
Interest receivable	10,049,752	19,463,944
Prepayments for property and equipment	6,736,223	2,070,608
Employee advances	4,692,497	3,182,906
Receivables from financial institution	3,024,192	12,118,618
Others	6,899,277	8,302,461
Total	561,193,151	352,614,489